SCHEDULE OF MATURITIES OF THE LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 103,291
2022	423,495	$ 277,142
2023	434,082	277,142
2024	444,934	277,142
2025	266,034	277,142
Total lease payments	1,671,836	1,239,518
Less: Present value discount	(95,391)	(80,742)
Total	$ 1,576,445	1,158,776	$ 1,317,830
Thereafter		$ 130,950